Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consist of the following:

	December 31,	December 31,
	2024	2023
Trade accounts receivable	1,768	1,750
Current expected credit losses allowance ("CECLA")	(19)	(19)
Total	1,749	1,731